SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Collateralized Debt and Loan Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity
Term of collateralized loan obligation	12 years
Collateralized loan obligations (CLOs)
Variable Interest Entity
Carrying value of retained interests	$ 4,261	$ 2,299
Carrying value of retained interests, impact of 10% adverse change in discount rate	(30)	(5)
Carrying value of retained interests, impact of 20% adverse change in discount rate	$ (62)	$ (10)
Minimum | Collateralized loan obligations (CLOs)
Variable Interest Entity
Discount rate	1.30%	1.40%
Maximum | Collateralized loan obligations (CLOs)
Variable Interest Entity
Discount rate	1.70%	49.60%